As filed with the Securities and Exchange		Registration No. 333-149870
Commission on August 18, 2009		Registration No. 811-08292

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 2		[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940		[X]
(Check appropriate box or boxes.)

Security Life Separate Account L1
(Exact Name of Registrant)

Security Life of Denver Insurance Company
(Name of Depositor)

1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 525-9852
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
One Orange Way, C1S, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ____________, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2009, is incorporated into Part A of this Post-Effective Amendment No. 2 to Registration Statement on Form N-6 (File No. 333-149870) by reference to Registrant's filings under Rules 485(b), as filed on April 13, 2009; and 497(e), as filed on June 24, 2009.

ING VUL-ECV

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
SECURITY LIFE OF DENVER INSURANCE COMPANY
and its
SECURITY LIFE SEPARATE ACCOUNT L1

Supplement Dated August 18, 2009

This supplement updates certain information contained in your prospectus dated May 1, 2009, as supplemented. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

NOTICE OF UPCOMING FUND MERGERS

Effective on or about October 26, 2009 (the “Merger Effective Date”), the following Disappearing Funds will be reorganized and merge with and into the following Surviving Funds:

Disappearing Funds	Surviving Funds
ING LifeStyle Aggressive Growth Portfolio (Class I)	ING Retirement Growth Portfolio (Class I)
ING LifeStyle Growth Portfolio (Class I)
ING LifeStyle Moderate Growth Portfolio (Class I)	ING Retirement Moderate Growth Portfolio (Class I)
ING LifeStyle Moderate Portfolio (Class I)	ING Retirement Moderate Portfolio (Class I)

IMPORTANT INFORMATION REGARDING THE UPCOMING FUND MERGERS

Prior to the Merger Effective Date, you may transfer amounts allocated to a Subaccount that invests in a
Disappearing Fund to any other available Subaccount or to the Guaranteed Interest Division. See the
“Transfers” section on page 58 of your policy prospectus for information about making
Subaccount transfers, including applicable restrictions and limits on transfers.
On the Merger Effective Date, your investment in a Subaccount that invests in a Disappearing Fund will automatically become an investment in the Subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a Subaccount corresponding to a
Disappearing Fund will be automatically allocated to the Subaccount corresponding to the applicable
Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer
Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or
www. ingservicecenter.com. See the “Transfers” section on page 58 of your policy prospectus for information about making allocation changes.
After the Merger Effective Date, the Disappearing Funds will no longer exist and there will be no further disclosure regarding them in future supplements to or prospectuses of the policy.
You will not incur any fees or charges or any tax liability because of the mergers, and your Account
Value immediately before the mergers will equal your Account Value immediately after the mergers.

154375 Page 1 of 2 August 2009

IMPORTANT INFORMATION REGARDING THE SURVIVING FUNDS

  The Surviving Funds will be available through your policy beginning on the Merger Effective Date.
  The Surviving Funds are structured as “fund of funds.” A fund structured as a “fund of fund” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Unlike the Disappearing Funds, which have historically invested primarily in actively managed funds, the Surviving Funds invest primarily in funds that are passively managed index funds. Please refer to the fund prospectus for information about the aggregate annual operating expenses of a Surviving Fund and its corresponding underlying fund or funds.
  The Surviving Funds replace the Disappearing Funds in relation to the diversification requirements under the 20-Year/Age 65 Guaranteed Death Benefit, Guaranteed Minimum Accumulation Benefit and Lifetime Guaranteed Death Benefit riders. Accordingly, for purposes of these riders your policy will be sufficiently diversified if at least 65.00% of your Net Account Value is allocated to one or more of the Surviving Funds. See the “20-Year/Age 65 Guaranteed Death Benefit Rider” section beginning on page 42, the “Guaranteed Minimum Accumulation Benefit Rider” section beginning on page 48 and the “Lifetime Guaranteed Death Benefit Rider” section beginning on page 50 of your policy prospectus for more information about each rider’s diversification requirements.
  The following information about each Surviving Fund is added to Appendix B of the prospectus:

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Retirement Growth	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co.	level of risk that can be expected
to be greater than that of ING
Retirement Moderate Growth
Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Growth Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co	level of risk that can be expected
to be greater than that of ING
Retirement Moderate Portfolio but
less than that of ING Retirement
Growth Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co	level of risk that can be expected
to be less than that of ING
Retirement Moderate Growth
Portfolio.

MORE INFORMATION IS AVAILABLE

More information about the Surviving Funds, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for that Surviving Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050

154375	Page 2 of 2	August 2009

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2009, is incorporated into Part B of this Post-Effective Amendment No. 2 to Registration Statement on Form N-6 (File No. 333-149870) by reference to Registrant's filing under Rule 485(b), as filed on April 13, 2009.

Part C
OTHER INFORMATION

Item 26		Exhibits

(a)	(1)	Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance
Company ("Security Life of Denver") authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April
27, 1998; File No. 033-74190.)

(b)	Not Applicable.

(c)	(1)	Security Life of Denver Distribution Agreement. (Incorporated herein by reference to Post-Effective
Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)
	(2)	First Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9,
2002; File No. 033-74190.)
	(3)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May 10,
1999; File No. 333-72753.)
	(4)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January
30, 2001; File No. 333-50278.)
	(5)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April
19, 2001; File No. 033-74190.)
	(6)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9,
2002; File No. 033-74190.)
	(7)	Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation
Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on March 2, 1998; File No. 033-74190.)
	(8)	Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber
Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on April 30, 1997; File No. 033-88148.)
	(9)	Compensation Schedule. (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on April 10, 2002; File No. 333-50278.)
	(10)	Commission Schedule for Policies. (Incorporated herein by reference to the Pre-Effective Amendment
No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)
	(11)	Specimen Master Sales and Supervisory Agreement with Compensation Schedule. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April
25, 2000; File No. 033-74190.)
	(12)	Administrative Services Agreement between Security Life of Denver and Financial Administrative
Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form
S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on April 27, 1998; File No. 033-74190.)

	(13)	Amendment to Administrative Services Agreement between Security Life of Denver and Financial
Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment
No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(d)	(1)	Variable Universal Life Insurance Policy (Form No. 2518(VUL)-06/08). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on June 11, 2008; File No.
333-149870.)
	(2)	Accelerated Death Benefit Rider (R2030-03/08). (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on January 31, 2008; File No. 333-147534.)
	(3)	Additional Insured Rider. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)
	(4)	Adjustable Term Insurance Rider (R2031-03/08). (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on January 31, 2008; File No. 333-147534.)
	(5)	Guaranteed Death Benefit Rider. (Form No. R2025-4/04). (Incorporated herein by reference to Pre-
Effective Amendment No. 1 to the Form N-6 Registration Statement of Security life of Denver insurance
Company and its Security life Separate Account L1, filed on September 10, 2004, File No. 333-117329.
	(6)	Guaranteed Minimum Accumulation Benefit Rider (R2032-03/08). (Incorporated herein by reference to
Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on January 31, 2008; File No. 333-
147534.)
	(7)	Overloan Lapse Protection Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on September 7, 2007; File No. 333-143973.)
	(8)	Waiver of Cost of Insurance Rider (Form No. R-1505). (Incorporated herein by reference to the Pre-
Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-
50278.)
	(9)	Waiver of Specified Premium Total Disability Rider (Form No. R-1506). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life
of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001;
File No. 333-50278.)

(e)	(1)	Specimen Variable Life Insurance Application (Form No. Q-2006-9/97). (To be used on or before May
1, 1998.) (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on October 29, 1997; File No. 033-74190.)
	(2)	Variable Life Application Insert. (Incorporated herein by reference to the Pre-Effective Amendment No.
1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)
	(3)	Investment Feature Selection Form (Form No. V-166-00 Rev. 5/1/03). (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No.
333-50278.)
	(4)	Investment Feature Selection Form (Form No. V-175-01 Rev. 5/1/03). (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No.
333-50278.)
	(5)	Specimen Application for Life Insurance Fixed and Variable Products (Form No. 110945). (Incorporated
herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9,
2002; File No. 033-74190.)

(f)	(1)	Security Life of Denver's Restated Articles of Incorporation. (Incorporated herein by reference to Post-
Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-
74190.)
	(2)	Amendments to Articles of Incorporation through June 12, 1987. (Incorporated herein by reference to
Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-
74190.)
	(3)	Amendments to Articles of Incorporation through November 12, 2001. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No.
033-74190.)
	(4)	Security Life of Denver's By-Laws. (Incorporated herein by reference to Post-Effective Amendment No.
7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)
	(5)	Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September
30, 1997). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on October 29, 1997; File No. 033-74190.)

(g)	Not Applicable.

(h)	(1)	(a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Security Life of
Denver Insurance Company, on Behalf of Itself and its Separate Accounts. and ING America
Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on March 2, 1998; File No. 033-74190.)
(b) Amendment No. 1 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security
Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(c) Amendment No. 2 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security
Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(d) Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security
Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
(e) Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security
Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
February 29, 2000; File No. 333-72753.)
(f) Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security
Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30,
2001; File No. 333-50278.)
(g) Amendment No. 6 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security
Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December
19, 2001; File No. 333-73464.)

	(h)	Expense Allocation Agreement between A I M Advisors, Inc., A I M Distributors, Inc. and Security
Life of Denver. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the
Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)
	(i)	Amendment No. 1 to Expense Allocation Agreement between A I M Advisors, Inc., A I M
Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to the Pre-Effective
Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-
73464.)
(2)	(a)	Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and
Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)
	(b)	First Amendment to Sales Agreement by and among The Alger American Fund, Fred Alger
Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File
No. 033-74190.)
	(c)	Addendum to Alger Sales Agreement. (Incorporated herein by reference to Post-Effective
Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)
	(d)	Amendment to Sales Agreement by and among The Alger American Fund, Fred Alger Management,
Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-
Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-
74190.)
	(e)	Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance
Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on April 27, 1998; File No. 033-74190.)
(3)	(a)	Participation Agreement among Golden American Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, American Funds Insurance Series and Capital
Research and Management Company. (Incorporated herein by reference to the Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-105319, as filed on July
17, 2003.)
	(b)	Business Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American
Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File
No. 333-105319, as filed on July 17, 2003.)
	(c)	Amendment No. 1 to the Business Agreement by and among ING USA Annuity and Life Insurance
Company (fka Golden American Life Insurance Company), ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company
(individually and as the survivor and successor in interest following a merger with Southland Life
Insurance Company), ING Life Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING
America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC (fka Directed Services,
Inc.), American Funds Distributors, Inc. and Capital Research and Management Company.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration
Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1,
File No. 333-153337, as filed on November 14, 2008.)

	(d)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
(4)	(a)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds,
Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company
and its Select*Life Separate Account, filed on April 7, 2009; file No. 033-57244.)
	(b)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation
Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc.,
BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment
No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its
Select*Life Separate Account, filed on August 18, 2009; file No. 033-57244.)
	(c)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New
York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6
Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on April 7, 2009; file No. 033-57244.)
	(d)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative
Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA
Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York.
(Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6
Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on August 18, 2009; file No. 033-57244.)
	(e)	Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 43 to Registration Statement on form N-4, File No. 333-28755, as filed on April 7,
2008.)
(5)	(a)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to
Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No.
033-74190.)
	(b)	First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
	(c)	Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
	(d)	Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 29, 1999; File No. 033-74190.)

(e)	Fourth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(f)	Fifth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
(g)	Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(h)	Seventh Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 25, 2000; File No. 033-74190.)
(i)	Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
October 13, 2000; File No. 033-74190.)
(j)	Ninth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 19, 2001; File No. 033-74190.)
(k)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-
73464.)
(l)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December
19, 2001; File No. 333-73464.)
(m)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(n)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
February 27, 2004; File No. 333-50278.)
(o)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to
Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No.
033-74190.)

(p)	First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
(q)	Second Amendment to Participation Agreement among Variable Insurance Products Fund II,
Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 27, 1998; File No. 033-74190.)
(r)	Third Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 29, 1999; File No. 033-74190.)
(s)	Fourth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(t)	Fifth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
(u)	Sixth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(v)	Seventh Amendment to Participation Agreement among Variable Insurance Products Fund II,
Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated
herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement
of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
October 13, 2000; File No. 033-74190.)
(w)	Eighth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 19, 2001; File No. 033-74190.)
(x)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-
73464.)
(y)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December
19, 2001; File No. 333-73464.)
(z)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)

	(aa)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
February 27, 2004; File No. 333-50278.)
	(bb)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
	(cc)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
February 27, 2004; File No. 333-50278.)
	(dd)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and
Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective
Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)
	(ee)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
(6)	(a)	Participation Agreement among Security Life of Denver Insurance Company, ING VP Bond
Portfolio and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective
Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-
50278.)
(7)	(a)	Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and
Directed Services, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)
	(b)	Amendment to Participation Agreement among Security Life of Denver Insurance Company, The
GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Pre-Effective
Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-
50278.)
	(c)	Form of Amendment to Participation Agreement among Security Life of Denver Insurance
Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Post-
Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No.
033-74190.)
	(d)	Administrative and Shareholder Service Agreement between Directed Services, Inc. and Security
Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective
Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)
(8)	(a)	Participation Agreement among Security Life of Denver Insurance Company, ING Partners, Inc.,
ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
February 7, 2003; File No. 333-50278.)

(b)	Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity
Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company.
(Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on April 14, 2003; File No. 333-50278.)
(c)	Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity
Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company,
dated November 1, 2004. (Incorporated herein by reference to the Post-Effective Amendment No.
16 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)
(d)	Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity
Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company,
dated April 29, 2005. (Incorporated herein by reference to the Post-Effective Amendment No. 16 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)
(e)	Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity
Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company,
dated August 31, 2005. (Incorporated herein by reference to the Post-Effective Amendment No. 16 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)
(f)	Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and
Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance
Company, dated April 28, 2006. (Incorporated herein by reference to the Post-Effective Amendment
No. 16 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)
(g)	Service Agreement, effective as of May 1, 2002, between ING Life Insurance and Annuity
Company and Security Life of Denver Insurance Company. (Incorporated herein by reference to the
Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No.
333-50278.)
(9) (a)	Participation Agreement among Security Life of Denver Insurance Company, ING Variable
Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-
Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No.
333-50278.)
(10) (a)	Participation Agreement among Security Life of Denver Insurance Company, Pilgrim Variable
Products Trust and ING Pilgrim Investments, LLC. (Incorporated herein by reference to the Post-
Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-
74190.)
(b)	Amendment to Participation Agreement among Security Life of Denver Insurance Company,
Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001;
File No. 333-73464.)
(c)	Amendment to Participation Agreement among ING Variable Products Trust, ING Funds
Distributor, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003;
File No. 333-50278.)
(d)	Administrative and Shareholder Service Agreement between ING Pilgrim Group, LLC and Security
Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective
Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-
73464.)

(e)	Amendment to Administrative and Shareholder Services Agreement between Security Life of
Denver Insurance Company and ING Funds Services, LLC. (Incorporated herein by reference to the
Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No.
333-50278.)
(11) (a)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as filed on
April 9, 2007.)
(12) (a)	Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds
Group, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to
Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No.
033-74190.)
(b)	First Amendment to Participation Agreement among Security Life of Denver Insurance Company,
INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
(c)	Second Amendment to Participation Agreement among Security Life of Denver Insurance
Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.
(Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on April 9, 2002; File No. 033-74190.)
(d)	Third Amendment to Participation Agreement among Security Life of Denver Insurance Company,
INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(e)	Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company,
INVESCO Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
(f)	Fifth Amendment to Participation Agreement among Security Life of Denver Insurance Company,
INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
February 29, 2000; File No. 333-72753.)
(g)	Sixth Amendment to Participation Agreement among Security Life of Denver Insurance Company,
INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 9, 2002; File No. 033-74190.)
(h)	Seventh Amendment to Participation Agreement among Security Life of Denver Insurance
Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.
(Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on December 19, 2001; File No. 333-73464.)
(i)	Service Agreement between INVESCO Funds Group, Inc. and Security Life of Denver Insurance
Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form
S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life
Separate Account L1, filed on April 29, 1999; File No. 033-74190.)

(j)	First Amendment to Service Agreement between Security Life of Denver Insurance Company and
INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment
No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)
(13) (a)	Fund Participation Agreement between Janus Aspen Series and Security Life of Denver Insurance
Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form
S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life
Separate Account L1, filed on October 13, 2000; File No. 033-74190.)
(b)	Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001;
File No. 333-73464.)
(c)	Distribution and Shareholder Services Agreement between Janus Distributors, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment
No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)
(d)	Letter of Agreement between Security Life of Denver and Janus Capital Corporation. (Incorporated
herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement
of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
December 19, 2001; File No. 333-73464.)
(14) (a)	Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of
Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment
No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)
(b)	Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and
Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective
Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)
(c)	Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and
Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective
Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)
(d)	Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and
Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective
Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)
(e)	Shareholder Information Agreement (Rule 22C-2 Agreement), dated April 16, 2007, and to be effective on October 16, 2007, by and between M Fund, Inc., M Financial Advisers, Inc. and
Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective
Amendment No. 6 to the Form N-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 19, 2007; File No. 333-117329.)
(15) (a)	Assignment and Modification Agreement between Neuberger & Berman Advisers Management
Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers
Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration
Statement of Security Life of Denver Insurance Company and its Security Life Separate Account
L1, filed on March 2, 1998; File No. 033-74190.)
(b)	Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company,
Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the
Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on October 13, 2000; File No. 033-74190.)
(c)	Service Agreement between Neuberger & Berman Management Incorporated and Security Life of
Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment
No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 29, 1999; File No. 033-74190.)

	(d)	Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger &
Berman Management Incorporated, and Security Life of Denver Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 27, 1998; File No. 033-74190.)
	(e)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, filed on April 9, 2007, File
No. 333-47527.)
	(16) (a)	Participation Agreement among Security Life of Denver Insurance Company, Pioneer Variable
Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
(Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on February 7, 2003; File No. 333-50278.)
	(17) (a)	Participation Agreement among Security Life of Denver Insurance Company and Southland Life
Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc. (Incorporated
herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement
of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 19, 2001; File No. 333-50278.)
	(b)	Amendment to Participation Agreement among Security Life of Denver Insurance Company and
Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P.
(Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on February 7, 2003; File No. 333-50278.)
	(18) (a)	Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van
Eck Associates Corporation, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27,
1998; File No. 033-74190.)
	(b)	First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck
Investment Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No.
033-74190.)
	(c)	Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck
Worldwide Insurance Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of
Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File
No. 033-74190.)
	(d)	Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver.
(Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on April 29, 1999; File No. 033-74190.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the
Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security life Separate
Account L1, filed on April 13, 2009, File No. 333-149870.)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p) Not Applicable.

(q) Not Applicable.

(r) Powers of Attorney.

Item 27	Directors and Officers of the Depositor

Name and Principal Business Address		Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW,		Director and President
Atlanta, GA 30327
Thomas J. McInerney, One Orange Way, Windsor, CT		Director and Chairman
06095-4774
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta,		Director, Executive Vice President and Chief Financial Officer
GA 30327
Catherine H. Smith, One Orange Way, Windsor, CT		Director and Senior Vice President
06095-4774
Bridget M. Healy, 230 Park Avenue, New York, NY		Director
10169
Valerie G. Brown, 5780 Powers Ferry Road, NW,		Senior Vice President
Atlanta, GA 30327
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta,		Senior Vice President, Tax
GA 30327
Daniel P. Mulheran, Sr. 20 Washington Avenue South,		Senior Vice President
Minneapolis, MN 55401
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,		Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West		Senior Vice President
Chester, PA 19380-1478
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND		Vice President
58703
Kimberly M. Curley, 1290 Broadway, Denver, CO		Vice President and Illustration Actuary
80203
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND		Vice President, Compliance
58703
Deborah C. Hancock, 1290 Broadway, Denver, CO		Vice President
80203
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND		Vice President
58703
Carol S. Stern, 601 13th Street NW, Suite 550 N,		Vice President and Chief Compliance Officer
Washington DC 20005
Joy M. Benner, 20 Washington Avenue South,		Secretary
Minneapolis, MN 55401

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 27 to Registration Statement on Form
N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No. 033-57244), as filed with the
Securities and Exchange Commission on August 18, 2009.

Item 29	Indemnification

Under its Bylaws, Sections 1 through 8, Security Life of Denver Insurance Company ("Security Life") indemnifies, to the full extent permitted by the laws of the State of Colorado, any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation), by reason of the fact that he or she is or was a director, member of a committee appointed by the Board of Directors, officer, salaried employee, or fiduciary of Security Life or is or was serving at the request of Security Life (whether or not as a representative of Security Life) as a director, officer, employee, or fiduciary of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorney fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit, or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to in the best interest of the corporation, or at least not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Security Life pursuant to such provisions of the bylaws or statutes or otherwise,
Security Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Security Life of expenses incurred or paid by a director or officer or controlling person of Security Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Security Life in connection with the securities being registered, Security Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Colorado, ING America Insurance Holdings, Inc. maintains a
Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING
America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50.00% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section 13 of the Security Life Distribution Agreement with ING America Equities, Inc. (INGAE)
generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters

(a)	Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life
Insurance Company.

(b)	Management of ING America Equities, Inc.

Name and Principal Business Address Positions and Offices with Underwriter
Margaret B. Wall, 20 Washington Avenue South, Director, President and Chief Executive Officer
Minneapolis MN 55401
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND Director, Vice President and Chief Operating Officer
58703
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Director
Minneapolis, MN 55401

Cynthia A, Grimm, 100 Deerfield lane, Suite 300,		Chief Financial Officer/Financial and Operations Principal
Malvern, PA 19355
William Wilcox, One Orange Way, Windsor, CT 06095-		Chief Compliance Officer
4774
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Vice President and Treasurer
Atlanta, GA 30327
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND		Vice President
58703
Spencer T. Shell, 5780 Powers Ferry Road, NW, Atlanta,		Vice President and Assistant Treasurer
GA 30327
Deborah C. Hancock, 1290 Broadway, Denver, CO		Assistant Vice President
80203
Glenn A. Black, 5780 Powers Ferry Road, NW, Atlanta,		Tax Officer
GA 30327
Terry L. Owens, 5780 Powers Ferry Road, NW, Atlanta,		Tax Officer
GA 30327
James H. Taylor, 5780 Powers Ferry Road, NW, Atlanta,		Tax Officer
GA 30327
Joy M. Benner, 20 Washington Avenue South,		Secretary
Minneapolis, MN 55401
Tina M. Nelson, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Randall K. Price, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401

(c) Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
	2008 Net	Compensation on
	Underwriting	Events Occasioning
Name of Principal	Discounts and	the Deduction of a	Brokerage
Underwriter	Commissions	Deferred Sales Load	Commissions	Other Compensation*
ING America
Equities, Inc.				$38,268,742.00
* Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by Security Life of Denver Insurance Company at 1290 Broadway, Denver, CO
80203-5699 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta,
GA 30327.

Item 32	Management Services
None

Item 33	Fee Representations

Security Life of Denver Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Security Life of Denver Insurance Company under the policies. Security Life of Denver Insurance Company bases this representation on its assessment of such factors as the nature and extent of such services, expenses and risks, the need for the Security Life of Denver
Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Security Life Separate Account L1, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 18th day of August, 2009.

SECURITY LIFE SEPARATE ACCOUNT L1 (Registrant) By: SECURITY LIFE OF DENVER INSURANCE COMPANY (Depositor) By: /s/ Donald W. Britton* Donald W. Britton President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	Director and President
Donald W. Britton	(principal executive officer)

/s/ Bridget M. Healy*	Director
Bridget M. Healy

/s/ Thomas J. McInerney*	Director and Chairman
Thomas J. McInerney		August
18, 2009
/s/ Catherine H. Smith*	Director and Senior Vice President
Catherine H. Smith

/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial Officer
David A. Wheat	(principal financial officer)

/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

SECURITY LIFE SEPARATE ACCOUNT L1
EXHIBIT INDEX
Exhibit No.	Exhibit
26(n)	Consent of Independent Registered Public Accounting Firm
26(r)	Powers of Attorney